Derivative Liability (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Liability Tables
Fair value of convertible note

Key assumptions used to determine the fair value of the convertible note follows:

Stock price volatility (one-year measurement):
August 22, 2014 measurement	219%
September 30, 2014 measurement	211%
Probability of default triggering 21% interest rate, increasing 1% per month to a maximum of 10% with a 125% penalty	0%
Probability of the Company redeeming the convertible note (with 130% penalty)	0%
Conversion behavior - holder automatically converts the convertible note at a maximum of 2 times the conversion price

Key assumptions used to determine the fair value of the warrants follows:

Stock price volatility (one-year measurement):
June 30, 2014 measurement	225%
August 22, 2014 measurement	219%
September 30, 2014	211%
Exercise behavior – warrant exercise at target prices 2 times the higher of the projected reset price or stock price

Summary of derivative liability

The following table summarizes the derivative liability included in the balance sheet:

Balance at December 31, 2013	$-
Debt discount due to convertible note	295,773
Debt discount due to warrant issued with debt	246,905
Deferred financing cost due to derivative liability for placement agent warrant	29,550
Loss on change of fair value	67,409
Balance at September 30, 2014	$639,637